INCOME AND EXPENSES (Details) - USD ($)	9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Interest income/(expenses) [Abstract]
Interest income	$ 194,838	$ 98,147
Interest expense	(85,883)	0
Total finance income/(expenses)	108,955	98,147
Other income/(expenses) [Abstract]
Net foreign exchange gain	1,123,006	181,550
Other receivables written-off	(63,733)	0
Other	15,588	0
Total other income/(expenses)	$ 1,074,861	$ 181,550